Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling interests.
Summary of non-controlling Interests

		Non-
	Group’s	controlling			Total
(Functional currency thousand)	percentage	interest	Functional	Total	equity/
Company	interest	percentage	currency	assets	(deficits)	Revenues	Net loss
Arpège SAS	95.27%	4.73%	Euro	143,010	(103,839)	57,627	(93,669)
Wolford AG	74.65%	25.35%	Euro	124,991	(86,331)	75,586	(57,930)
St. John Knits International, Incorporated	96.95%	3.05%	USD	89,474	(171,681)	78,238	(25,960)
St. John China Holdings Limited	77.56%	22.44%	HKD	875	(9,205)	374	(22)
Sergio Rossi S.p.A	99.78%	0.22%	Euro	51,983	16,348	29,535	(20,317)
Fosun Fashion Brands Management Co., Limited	80.00%	20.00%	CNY	7,795	(1,728)	252	(1,935)
Fulang Fabric R&D Technology (Haining) Co., Ltd	60.00%	40.00%	CNY	403	(97)	539	(190)